Employee Stock Plans (Restricted Stock and Performance Shares) (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Restricted stock and performance shares outstanding:
Number of Shares, Beginning Balance	10,456	13,239	15,741
Granted	2,963	3,092	3,965
Restrictions lapsed	(4,119)	(5,048)	(5,295)
Canceled	(804)	(827)	(1,172)
Number of Shares, Ending Balance	8,496	10,456	13,239
Weighted Average Grant Date Fair Value, Beginning Balance	$ 48.82	$ 37.18	$ 31.81
Weighted Average Grant Date Fair Value, Granted	76.71	68.44	49.18
Weighted Average Grant Date Fair Value, Restrictions Lapsed	39.90	30.67	30.62
Weighted Average Grant Date Fair Value, Canceled	59.55	46.53	35.29
Weighted Average Grant Date Fair Value, Ending Balance	$ 61.86	$ 48.82	$ 37.18